Summary of Significant Accounting Policies (Narrative) (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Investment in Partnership Interest [Abstract]
Percent of interest in the General Partners Controlling Interest	42.50%	42.30%
Interest in the General Partners Controlling Interest (in shares)	1,838,524	1,873,918